CONDENSED FINANCIAL INFORMATION-PARENT COMPANY ONLY	12 Months Ended
Dec. 31, 2011
CONDENSED FINANCIAL INFORMATION-PARENT COMPANY ONLY [Abstract]
CONDENSED FINANCIAL INFORMATION-PARENT COMPANY ONLY
NOTE 20-CONDENSED FINANCIAL INFORMATION-PARENT COMPANY ONLY

Condensed financial information for TF Financial Corporation (parent company only) follows:

BALANCE SHEETS

	At December 31,
	2011	2010
	(in thousands)
ASSETS
Cash	$1,414	$997
Investment in 3rd Fed	73,117	69,387
Investment in TF Investments	-	1,766
Investment in Penns Trail Development	1,087	1,100
Notes receivable ESOP	1,352	-
Other assets	465	208
Total assets	$77,435	$73,458

LIABILITIES AND STOCKHOLDERS' EQUITY
Total liabilities	$27	$42
Stockholders' equity	77,408	73,416
Total liabilities and stockholders' equity	$77,435	$73,458

STATEMENTS OF INCOME

	Years ended December 31,
	2011	2010
	(in thousands)
INCOME
Equity in earnings of subsidiaries	$4,432	$3,725
Interest and dividend income	6	20
Gain on sale of investment	-	20
Total income	4,438	3,765
EXPENSES
Other	509	413
Total expenses	509	413
NET INCOME	$3,929	$3,352

STATEMENTS OF CASH FLOWS

	Years ended December 31,
	2011	2010
	(in thousands)
Cash flows from operating activities
Net income	$3,929	$3,352
Adjustments to reconcile net income to net cash used in operating activities
Stock compensation plans	114	68
Gain on sale of investment securities	-	(20)
Equity in earnings of subsidiaries	(4,432)	(3,725)
Net change in assets and liabilities	(300)	(224)
Net cash used in operating activities	(689)	(549)

Cash flows from investing activities
Capital distribution from subsidiaries	1,548	1,600
Proceeds from sale of investment securities	-	170
Net cash provided by investing activities	1,548	1,770

Cash flows from financing activities
Cash dividends paid to stockholders	(534)	(2,037)
Treasury stock acquired	(122)	-
Exercise of stock options	211	207
Tax benefit arising from stock compensation	3	6
Net cash used in financing activities	(442)	(1,824)
NET INCREASE (DECREASE) IN CASH	417	(603)
Cash at beginning of year	997	1,600
Cash at end of year	$1,414	$997